UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               April 17, 2012
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           97

Form 13F Information Table Value Total:  $    275835
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                               March 31, 2012


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      409   450000 PRN      SOLE                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     4821  6790000 PRN      SOLE                                    6790000
Kendle Conv SR Notes           CONV             48880LAA5      222   300000 PRN      SOLE                                     300000
Valeant Pharmaceuticals Conv S CONV             91911XAD6     6129  5900000 PRN      SOLE                                    5900000
Wright Medical Conv Sr Notes   CONV             98235TAA5     5398  7150000 PRN      SOLE                                    7150000
ACI Worldwide                  COM              004498101     2129   152500 SH       SOLE                                     152500
Abaxis                         COM              002567015     1039    50600 SH       SOLE                                      50600
Acxiom                         COM              005125109     1607   182000 SH       SOLE                                     182000
Albany Molecular Research      COM              012423109     2792   332800 SH       SOLE                                     332800
AmSurg                         COM              03232P405     1295    60410 SH       SOLE                                      60410
AngioDynamics                  COM              03475V101     1351   101800 SH       SOLE                                     101800
Ansys                          COM              03662Q105     1785    57298 SH       SOLE                                      57298
Arbitron                       COM              03875Q108      237    14900 SH       SOLE                                      14900
ArthroCare                     COM              043136100     2058   190530 SH       SOLE                                     190530
Atwood Oceanics                COM              050095108      299    12000 SH       SOLE                                      12000
Avid Technology                COM              05367P100     1692   126170 SH       SOLE                                     126170
Baldor Electric                COM              057741100     8229   345890 SH       SOLE                                     345890
Bank New York Mellon           COM              064058100      304    10375 SH       SOLE                                      10375
Bio Reference Labs             COM              09057G602     1309    41400 SH       SOLE                                      41400
Blackbaud                      COM              09227Q100      266    17100 SH       SOLE                                      17100
Blackboard                     COM              091935502      977    33850 SH       SOLE                                      33850
Brady                          COM              104674106     1469    58480 SH       SOLE                                      58480
Buckeye Partners LP Unit       COM              118230101      456    10650 SH       SOLE                                      10650
CRA International              COM              12618T105      892    32150 SH       SOLE                                      32150
Celgene                        COM              151020104     2165    45265 SH       SOLE                                      45265
Cerner                         COM              156782104      824    13225 SH       SOLE                                      13225
Charles River Labs             COM              159864107     3397   100650 SH       SOLE                                     100650
Cognex                         COM              192422103     7137   505110 SH       SOLE                                     505110
Computer Programs & Systems    COM              205306103     1584    41350 SH       SOLE                                      41350
CyberSource                    COM              23251J106     1178    77000 SH       SOLE                                      77000
Digital River                  COM              25388b104     2120    58375 SH       SOLE                                      58375
Dionex                         COM              254546104     6724   110180 SH       SOLE                                     110180
Dolby Laboratories             COM              25659T107      254     6800 SH       SOLE                                       6800
Eclipsys                       COM              278856109     1179    66300 SH       SOLE                                      66300
Energy Conversion              COM              292659109      141    10000 SH       SOLE                                      10000
Euronet Worldwide              COM              298736109      388    20000 SH       SOLE                                      20000
Exxon Mobil                    COM              302290101      503     7190 SH       SOLE                                       7190
FactSet Research System        COM              303075105     7617   152740 SH       SOLE                                     152740
Forrester Research             COM              346563109     7632   310880 SH       SOLE                                     310880
Forward Air                    COM              349853101      575    26950 SH       SOLE                                      26950
Franklin Electronic Publishers COM              353515109     1075   500000 SH       SOLE                                     500000
Fuel-Tech                      COM              359523107      608    62700 SH       SOLE                                      62700
Fuelcell Energy                COM              35952H106       84    25000 SH       SOLE                                      25000
Gentex                         COM              371901109     1066    91900 SH       SOLE                                      91900
Genzyme                        COM              372917104     8914   160120 SH       SOLE                                     160120
Goldman Sachs                  COM              38141g104      229     1550 SH       SOLE                                       1550
Haemonetics                    COM              405024100    15054   264110 SH       SOLE                                     264110
Healthcare Services Grp        COM              421906108      306    17100 SH       SOLE                                      17100
Healthways                     COM              422245100     4665   346825 SH       SOLE                                     346825
Hologic                        COM              436440101     7747   543675 SH       SOLE                                     543675
Huron Consulting Grp           COM              447462102     3214    69530 SH       SOLE                                      69530
ICON PLC ADR                   COM              45103T107     8178   378980 SH       SOLE                                     378980
IDEXX Laboratories             COM              45168D104    11146   241260 SH       SOLE                                     241260
ITRON                          COM              465741106     4488    81500 SH       SOLE                                      81500
Integra Lifesciences           COM              457985208     1950    73550 SH       SOLE                                      73550
Jack Henry & Associates        COM              426281101     3505   168900 SH       SOLE                                     168900
Johnson & Johnson              COM              478160104     4582    80663 SH       SOLE                                      80663
KV Pharmaceutical Cl A         COM              482740206     1230   383035 SH       SOLE                                     383035
Kaydon                         COM              486587108     2261    69450 SH       SOLE                                      69450
LECG                           COM              523234102      237    72650 SH       SOLE                                      72650
LKQ                            COM              501889208     1365    83000 SH       SOLE                                      83000
Linear Tech                    COM              535678106      413    17700 SH       SOLE                                      17700
Manhattan Associates           COM              562750109     8156   447660 SH       SOLE                                     447660
Martek Biosciences             COM              572901106     1734    82000 SH       SOLE                                      82000
MedQuist                       COM              584949101      526    86500 SH       SOLE                                      86500
Medicis Pharmaceutical         COM              584690309     5525   338550 SH       SOLE                                     338550
Merit Medical Systems          COM              589889104     3655   224250 SH       SOLE                                     224250
Micros Systems                 COM              594901100     1367    54000 SH       SOLE                                      54000
Microsoft                      COM              594918104      223     9375 SH       SOLE                                       9375
NeuStar                        COM              64126x201      893    40300 SH       SOLE                                      40300
O'Reilly Automotive            COM              686091109    10710   281257 SH       SOLE                                     281257
Orthofix                       COM              N6748L102     2029    81120 SH       SOLE                                      81120
Pengrowth Energy Tr            COM              706902509      116    14650 SH       SOLE                                      14650
Pharmaceutical Prod Dvlpt      COM              717124101    16593   714605 SH       SOLE                                     714605
Phase Forward                  COM              71721R406      358    23700 SH       SOLE                                      23700
Pope Resources                 COM              732857107      417    18439 SH       SOLE                                      18439
Quaker Chemical                COM              747316107     1305    98200 SH       SOLE                                      98200
RPM                            COM              749685103      190    13500 SH       SOLE                                      13500
ResMed                         COM              761152107     6549   160800 SH       SOLE                                     160800
SAIC                           COM              78390x101      352    19000 SH       SOLE                                      19000
SEI Investments                COM              784117103     7157   396750 SH       SOLE                                     396750
Sanmina-SCI                    COM              800907107      399   910503 SH       SOLE                                     910503
Shaw Comm. Cl B                COM              82025k200      362    21460 SH       SOLE                                      21460
Skyworks Solutions             COM              020753109     2068   211200 SH       SOLE                                     211200
St. Mary Land & Exp            COM              792228108      376    18000 SH       SOLE                                      18000
Stem Cell Innovations          COM              85857B100        1   225000 SH       SOLE                                     225000
TomoTherapy                    COM              890088107      482   175175 SH       SOLE                                     175175
UQM Technologies               COM              903213106       72    28000 SH       SOLE                                      28000
URS                            COM              903236107      278     5614 SH       SOLE                                       5614
Valeant Pharmaceuticals Int'l  COM              91911x104    24277   943900 SH       SOLE                                     943900
Veeco Instruments              COM              922417100      496    42800 SH       SOLE                                      42800
Verint Systems                 COM              92343x100      178    17280 SH       SOLE                                      17280
Wright Medical                 COM              98235T107      702    43200 SH       SOLE                                      43200
Zebra Technologies             COM              989207105     5059   213805 SH       SOLE                                     213805
IShares MSCI Japan ETF         EF               464286848      142 15100.000SH       SOLE                                  15100.000
Liquidia Technologies Series A PFD                               0    30580 SH       SOLE                                      30580
Pimco All Asset Instl                           722005626      188    17286 SH       SOLE                                      17286